COMMITMENTS AND CONTINGENCIES (Details 2) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Claims, adverse result of which may change the company's business practices USD ($)	Dec. 31, 2013 Claims, adverse result of which may change the company's business practices CNY
Litigation, claims and assessments
Losses accrued in Accrued expenses and other liabilities in the consolidated balance sheet	$ 1,069	6,469	5,574	$ 1,069	6,469
Recognized losses				$ 906	5,482